Summary of the main accounting policies: (Details 2)	12 Months Ended
Dec. 31, 2018
Useful lives or amortisation rates, intangible assets other than goodwill	50 years
Licences and franchises [member]
Useful lives or amortisation rates, intangible assets other than goodwill	30 years
ODC [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	30 years
Commercial Rights [Member] | Aerostars [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	35 years
Commercial Rights [Member] | Airplan [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	14 years